November 14, 2025

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Real Estate Income and Growth Fund

Class A Shares – TICKER: SOAAX

Class C Shares – TICKER: SACRX

Institutional Shares – TICKER: SOIAX

Spirit of America Large Cap Value Fund

Class A Shares – TICKER: SOAVX

Class C Shares – TICKER: SACVX

Institutional Shares – TICKER: SOIVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares – TICKER: SOAMX

Class C Shares – TICKER: SACFX

Institutional Shares – TICKER: SOIMX

Spirit of America Income Fund

Class A Shares – TICKER: SOAIX

Class C Shares – TICKER: SACTX

Institutional Shares – TICKER: SOITX

Spirit of America Utilities Fund

Class A Shares – TICKER: SOAUX

Class C Shares – TICKER: SOCUX

Institutional Shares – TICKER: SOIUX

Each a Series of Spirit of America Investment Fund, Inc.

Supplement to the Statement of Additional Information Dated April 30, 2025

Effective as of August 20, 2025, Messrs. Allen Kaufman and Stanley S. Thune each resigned as a Director of Spirit of America Investment Fund, Inc. (the “Company”), and each has assumed a role at the Company’s invitation to serve as a Director Emeritus for a period of one year. Simultaneously therewith, the Company elected Messrs. Phillip R. Thune and David Feinblatt to each serve as an Independent Director of the Company, with such election having been approved by shareholders of the Company at a Special Meeting of the Shareholders held on July 30, 2025. Accordingly, the Statement of Additional Information (“SAI”) of the Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), Spirit of America Large Cap Value Fund (the “Value Fund”), Spirit of America Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”), Spirit of America Income Fund (the “Income Fund”) and Spirit of America Utilities Fund (the “Utilities Fund” and collectively, the “Funds”) is revised to include the information that follows.

The Directors table on pages 16 and 17 of the SAI is revised and replaced with the following information regarding the Independent Directors and Directors Emeriti:

Name (Age) and Address	Position(s) Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years

INDEPENDENT DIRECTORS

John J. Desmond c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791 (1950)	Lead Director	Since 2022	Former Senior Audit Partner, Partner in Charge of Long Island office and Partnership Board Member of Grant Thornton, LLP, August 1980 to July 2015.	6

Director and Member of the Compensation Committee, Risk Committee and Ad-Hoc Strategic Planning Committee and Chair of the Audit Committee, The First Long Island Corporation and its wholly owned subsidiary, The First National Bank of Long Island, 2016 to present; Director and Chair of the Audit Committee, Clip Money Inc., 2022 to present.

Former Director and Member of the Legal and Audit Committee, Nassau Health Care Corporation, 2024 to 2025.

Former Director, Former Chair of the Audit Committee and Former Member of the Compensation Committee and Nominating & Corporate Governance Committee, MusclePharm Corporation, 2017 to 2021.

Name (Age) and Address	Position(s) Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years

Phillip R. Thune[2] c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791 (1970)	Director	Since 2025	Chief Executive Officer of Adthena, Ltd. and its subsidiaries since March 2023; Executive Partner of Salt Creek Capital, January 2022 to February 2023; Chief Executive Officer of Textbroker International LLC, November 2010 to October 2021.	6	Director, Adthena, Ltd. and its subsidiaries, March 2023 to present; Board Member, Darren Waller Foundation, February 2021 to June 2024.

David Feinblatt c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791 (1963)	Director	Since 2025	President, Duck Pond Realty, April 2012 to December 2023.	6	Director, New York State Broadcasters Association, 2002 to 2009 and 2011 to present (Former Chairman, January 2013 to December 2013).

DIRECTORS EMERITI

Allen Kaufman[3] c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791 (1936)	Director Emeritus	Since 2025	Vice President of K.G.K. Agency, Inc. since 2019; Former President and Chief Executive Officer of K.G.K. Agency, Inc., a property and casualty insurance agency, 1963 to 2019.[4]	6	Former Director of the Company, 1998 to 2025; Director of K.G.K. Agency, Inc., a property and casualty insurance agency.

Stanley S. Thune[3] c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791 (1936)	Director Emeritus	Since 2025	Private equity investor. Former President and Chief Executive Officer, Freight Management Systems, Inc., a third party logistics management company, 1994 to 2012.	6	Former Lead Director of the Company, 1998 to 2025; Former Director of Freight Management Systems, Inc. and Former Chairman of the Board and a Director of Delta Queen Steamboat Company.

1	Each Director serves for an indefinite term, until his success is elected.
2	Phillip R. Thune is the son of Stanley S. Thune.
3	Each of Stanley S. Thune and Allen Kaufman became a Director Emeritus of the Company to serve for a one-year term effective August 20, 2025.
4	K.G.K. Agency, Inc. provides insurance to David Lerner Associates, Inc. and affiliated entities. However, the Board has determined that Mr. Kaufman is not an “interested” director because the insurance services are less than $120,000 in value.

The Directors’ biographical information on page 18 of the SAI is revised and replaced with the following:

David Lerner	Mr. David Lerner is the founder of the Adviser and has been a Director and President of the Company since inception. He has over 50 years of securities industry experience and is the President and a director of the Adviser.

Daniel Lerner	Mr. Daniel Lerner has been a Director of the Company since inception. He has over 30 years of securities industry experience and is also a Senior Vice President and a Director of the Distributor.

John J. Desmond	Mr. John Desmond has been a Director of the Company since 2022. He is a Certified Public Accountant has over 40 years of business leadership experience, including as an audit partner on publicly and privately held companies, both international and domestic. He received his B.S. in Accountancy from St. John’s University.

Phillip R. Thune	Mr. Phillip Thune has been a Director of the Company since 2025. He has served in various executive positions over the past 30 years, including as Chief Executive Officer, President, Chief Operating Officer and/or Chief Financial Officer of both private and public companies. He received a degree in Political Economics from Princeton University.

David Feinblatt	Mr. David Feinblatt has been a Director of the Company since 2025. He served as President of Duck Pond Realty from 2012 through 2023, where he was involved in all aspects of operations in the acquisition, development, management and disposition of multi-family properties in the South East region of the United States. He has served on multiple boards, including as the Chairman and a Director of the New York State Broadcasters Association. He has a B.A. in Economics from the State University of New York, Oneonta.

The section titled “Leadership Structure and Responsibilities of the Board of Directors and Committees” on pages 19 and 20 of the SAI is replaced with the following:

Leadership Structure and Responsibilities of the Board of Directors and Committees

The Board is responsible for overseeing the management of the Funds. The Board also elects the Company’s officers who conduct the daily business of the Funds. The Board meets at least four times during the year to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.

The Directors interact directly with the Chairman of the Board, each other as directors and committee members, the Funds’ officers, and senior management of the Adviser and other service providers of the Funds at scheduled meetings and between meetings, as appropriate. Each Director was appointed to serve on the Board because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Directors and Officers,” above.

As of the filing of this SAI, the Board is comprised of five individuals, two of whom are considered “Interested” Directors as defined by the 1940 Act. The remaining Directors are referred to as “Disinterested” or “Independent” Directors. Mr. David Lerner, the Funds’ President, is the Chairman of the Board and is an Interested Director. Mr. Desmond is the lead director of the Board and is Disinterested. The lead director chairs sessions among the Disinterested Directors, serves as a spokesperson for the Disinterested Directors and serves as a liaison between the Disinterested Directors and the Funds’ management between Board meetings. The Board believes that it is beneficial to have a representative of Funds’ management as its Chairman. Mr. David Lerner is the founder of the Distributor and is a director and president of the Adviser, and oversees the investment and business affairs of the Funds. Accordingly, the Board believes his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and appropriate. Mr. David Lerner’s presence on the Board ensures that the Board’s decisions are accurately communicated to and implemented by Funds’ management.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Directors from the Adviser and other service providers with respect to services provided to the Funds, potential conflicts of interest that could arise from these relationships and other risks that the Funds may face. The Board further believes that its structure allows all of the Directors to participate in the full range of the Board’s oversight responsibilities. The Board believes that the orderly and efficient flow of information and the ability to bring each Director’s talents to bear in overseeing the Funds’ operations is important, in light of the size and complexity of the Funds and the risks that the Funds face. The Board and its committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Funds, and the environment in which the Funds operate, change.

Currently, the Board has an Audit Committee, Compliance Committee and a Nominating Committee. The responsibilities of each committee and its members are described below.

The Audit Committee is comprised of Messrs. Desmond, Thune and Feinblatt. Mr. Desmond serves as the Audit Committee Chair. The Audit Committee makes recommendations to the Board with respect to the engagement of independent auditors, approves all auditing and other services provided to the company and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Funds’ financial operations. During the fiscal year ended December 31, 2024, there were four Audit Committee meetings.

The Compliance Committee consists of Messrs. Desmond, Thune and Feinblatt and Joseph Pickard, as the Company’s Chief Compliance Officer. Mr. Desmond serves as the Compliance Committee Chair. The Compliance Committee has the responsibility of, among other things, monitoring the Company’s compliance with applicable law. During the fiscal year ended December 31, 2024, there were four Compliance Committee meetings.

The Nominating Committee consists of Messrs. Desmond, Thune and Feinblatt. Mr. Desmond serves as the Nominating Committee Chair. The Nominating Committee evaluates the size and composition of the Board, identifies and screens independent director candidates for appointment to the Board and submits final recommendations to the full Board for approval, reviews independent director compensation and expense reimbursement policies, and reviews memoranda prepared by independent legal counsel relating to positions, transactions and relationships that could reasonably bear on the independence of directors. The Nominating Committee met one time during the fiscal year ended December 31, 2024.

Consequently, while the Nominating Committee will consider candidates timely recommended by shareholders to serve as a director, the Nominating Committee may only act upon such recommendations if there is a vacancy on the Board or the Nominating Committee determines that the selection of a new or additional Independent Director is in the best interests of the Company. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Nominating Committee will, in addition to any timely submitted shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Nominating Committee or other Independent Directors. For shareholder recommendations to be considered, a shareholder must provide contact information for the candidate, including all the information about a candidate that would be required to be included in a proxy statement seeking approval of that candidate, and a notarized letter executed by that candidate which states his or her willingness to serve on the Board if elected.

The Board has designated the Adviser as the Valuation Designee to perform the fair value determinations, who will carry out these functions for some or all of each Fund’s investments. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Funds’ fair value determinations. The Valuation Designee is responsible for performing fair value determinations relating to fund investments and certain other risk assessments, testing, evaluations, and reporting. Fair value determinations are required for securities: (i) for which market quotations are not readily available (or for which market quotations are deemed unreliable); or (ii) for which, in the judgment of the Valuation Designee, the value does not represent a fair value of the security. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, accountants, or counsel; it also may consult the Fair Value Committee (described below). The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

To carry out the responsibility to determine the fair value of any securities or other assets for which market quotations are not readily available at a valuation time, the Board has approved the Valuation Designee’s use of a fair valuation pricing committee (the “Fair Value Committee”), to assist in making fair value determinations. The Fair Value Committee consists of the following standing members: (a) the Funds’ Treasurer or designee, (b) a representative of Ultimus, typically from the Accountant, and (c) on an ad hoc basis at a particular valuation time for which a fair value or fair valuation method is being determined for a Fund, a representative of the investment Adviser, who may be the Valuation Designee. The Fair Value Committee, at its discretion, may also include the Funds’ Chief Compliance Officer as a non-voting member.

The table reflecting the aggregate dollar range of equity securities beneficially held by each Director in the section titled “Security and Other Interests” on page 20 of the SAI is updated to reflect the information below.

Security and Other Interests

The following table sets forth the aggregate dollar range of equity securities beneficially owned by each Director in the Funds as of December 31, 2024.

Name of Director	David Lerner	Daniel Lerner	John Desmond	Phillip Thune	David Feinblatt
Real Estate Fund	Over $100,000	Over $100,000	None	None	$10,001 - $50,000
Value Fund	Over $100,000	None	None	None	Over $100,000
Municipal Tax Free Bond Fund	Over $100,000	None	None	None	None
Income Fund	$10,001 - $50,000	None	None	None	None
Utilities Fund	Over $100,000	None	None	None	None
All Registered Investment Companies Overseen by Director within the Spirit of America Investment Funds	Over $100,000	Over $100,000	None	None	Over $100,000

With respect to the Directors who are not “interested persons” of the Company as defined in the 1940 Act, as of December 31, 2024, neither they nor any of their immediate family members owned, beneficially or of record, any securities in the Adviser or Distributor of the Company, or any securities in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or Distributor of the Company.

The following sentence is added to the second paragraph in the section titled “Compensation” on page 21 of the SAI:

As Messrs. Phillip Thune and David Feinblatt were each elected as a Director of the Company effective in 2025, neither received any compensation from the Company for the fiscal year ended December 31, 2024.

* * *

Further Information

For further information, please contact the Spirit of America Investment Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Spirit of America Investment Funds’ Summary Prospectus(es), Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246, by calling the Funds at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Funds’ website at www.SOAFunds.com.

November 14, 2025

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA ENERGY FUND

Class A Shares – TICKER: SOAEX

Class C Shares – TICKER: SACEX

Institutional Shares – TICKER: SAIEX

A Series of Spirit of America Investment Fund, Inc.

Supplement to the Statement of Additional Information Dated March 28, 2025

Effective as of August 20, 2025, Messrs. Allen Kaufman and Stanley S. Thune each resigned as a Director of Spirit of America Investment Fund, Inc. (the “Company”), and each has assumed a role at the Company’s invitation to serve as a Director Emeritus for a period of one year. Simultaneously therewith, the Company elected Messrs. Phillip R. Thune and David Feinblatt to each serve as an Independent Director of the Company, with such election having been approved by shareholders of the Company at a Special Meeting of the Shareholders held on July 30, 2025. Accordingly, the Statement of Additional Information (“SAI”) of the Spirit of America Energy Fund (“Energy Fund” or the “Fund”) is revised to include the information that follows.

The Directors table on pages 13 and 14 of the SAI is revised and replaced with the following information regarding the Independent Directors and Directors Emeriti:

Name (Age) and Address	Position(s) Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years

INDEPENDENT DIRECTORS

John J. Desmond c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791 (1950)	Lead Director	Since 2022	Former Senior Audit Partner, Partner in Charge of Long Island office and Partnership Board Member of Grant Thornton, LLP, August 1980 to July 2015.	6

Director and Member of the Compensation Committee, Risk Committee and Ad-Hoc Strategic Planning Committee and Chair of the Audit Committee, The First Long Island Corporation and its wholly owned subsidiary, The First National Bank of Long Island, 2016 to present; Director and Chair of the Audit Committee, Clip Money Inc., 2022 to present.

Former Director and Member of the Legal and Audit Committee, Nassau Health Care Corporation, 2024 to 2025.

Former Director, Former Chair of the Audit Committee and Former Member of the Compensation Committee and Nominating & Corporate Governance Committee, MusclePharm Corporation, 2017 to 2021.

1

Name (Age) and Address	Position(s) Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years

Phillip R. Thune[2] c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791 (1970)	Director	Since 2025	Chief Executive Officer of Adthena, Ltd. and its subsidiaries since March 2023; Executive Partner of Salt Creek Capital, January 2022 to February 2023; Chief Executive Officer of Textbroker International LLC, November 2010 to October 2021.	6	Director, Adthena, Ltd. and its subsidiaries, March 2023 to present; Board Member, Darren Waller Foundation, February 2021 to June 2024.

David Feinblatt c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791 (1963)	Director	Since 2025	President, Duck Pond Realty, April 2012 to December 2023.	6	Director, New York State Broadcasters Association, 2002 to 2009 and 2011 to present (Former Chairman, January 2013 to December 2013).

DIRECTORS EMERITI

Allen Kaufman[3] c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791 (1936)	Director Emeritus	Since 2025	Vice President of K.G.K. Agency, Inc. since 2019; Former President and Chief Executive Officer of K.G.K. Agency, Inc., a property and casualty insurance agency, 1963 to 2019.[4]	6	Former Director of the Company, 1998 to 2025; Director of K.G.K. Agency, Inc., a property and casualty insurance agency.

Stanley S. Thune[3] c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791 (1936)	Director Emeritus	Since 2025	Private equity investor. Former President and Chief Executive Officer, Freight Management Systems, Inc., a third party logistics management company, 1994 to 2012.	6	Former Lead Director of the Company, 1998 to 2025; Former Director of Freight Management Systems, Inc. and Former Chairman of the Board and a Director of Delta Queen Steamboat Company.

1	Each Director serves for an indefinite term, until his success is elected.
2	Phillip R. Thune is the son of Stanley S. Thune.
3	Each of Stanley S. Thune and Allen Kaufman became a Director Emeritus of the Company to serve for a one-year term effective August 20, 2025.
4	K.G.K. Agency, Inc. provides insurance to David Lerner Associates, Inc. and affiliated entities. However, the Board has determined that Mr. Kaufman is not an “interested” director because the insurance services are less than $120,000 in value.

2

The Directors’ biographical information on page 15 of the SAI is revised and replaced with the following:

David Lerner	Mr. David Lerner is the founder of the Adviser and has been a Director and President of the Company since inception. He has over 50 years of securities industry experience and is the President and a director of the Adviser.

Daniel Lerner	Mr. Daniel Lerner has been a Director of the Company since inception. He has over 30 years of securities industry experience and is also a Senior Vice President and a Director of the Distributor.

John J. Desmond	Mr. John Desmond has been a Director of the Company since 2022. He is a Certified Public Accountant has over 40 years of business leadership experience, including as an audit partner on publicly and privately held companies, both international and domestic. He received his B.S. in Accountancy from St. John’s University.

Phillip R. Thune	Mr. Phillip Thune has been a Director of the Company since 2025. He has served in various executive positions over the past 30 years, including as Chief Executive Officer, President, Chief Operating Officer and/or Chief Financial Officer of both private and public companies. He received a degree in Political Economics from Princeton University.

David Feinblatt	Mr. David Feinblatt has been a Director of the Company since 2025. He served as President of Duck Pond Realty from 2012 through 2023, where he was involved in all aspects of operations in the acquisition, development, management and disposition of multi-family properties in the South East region of the United States. He has served on multiple boards, including as the Chairman and a Director of the New York State Broadcasters Association. He has a B.A. in Economics from the State University of New York, Oneonta.

The section titled “Leadership Structure and Responsibilities of the Board of Directors and Committees” on pages 15 and 16 of the SAI is replaced with the following:

Leadership Structure and Responsibilities of the Board of Directors and Committees

The Board is responsible for overseeing the management of the Funds. The Board also elects the Company’s officers who conduct the daily business of the Funds. The Board meets at least four times during the year to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.

The Directors interact directly with the Chairman of the Board, each other as directors and committee members, the Funds’ officers, and senior management of the Adviser and other service providers of the Funds at scheduled meetings and between meetings, as appropriate. Each Director was appointed to serve on the Board because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Directors and Officers,” above.

As of the filing of this SAI, the Board is comprised of five individuals, two of whom are considered “Interested” Directors as defined by the 1940 Act. The remaining Directors are referred to as “Disinterested” or “Independent” Directors. Mr. David Lerner, the Funds’ President, is the Chairman of the Board and is an Interested Director. Mr. Desmond is the lead director of the Board and is Disinterested. The lead director chairs sessions among the Disinterested Directors, serves as a spokesperson for the Disinterested Directors and serves as a liaison between the Disinterested Directors and the Funds’ management between Board meetings. The Board believes that it is beneficial to have a representative of Funds’ management as its Chairman. Mr. David Lerner is the founder of the Distributor and is a director and president of the Adviser, and oversees the investment and business affairs of the Funds. Accordingly, the Board believes his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and appropriate. Mr. David Lerner’s presence on the Board ensures that the Board’s decisions are accurately communicated to and implemented by Funds’ management.

3

The Board believes that its structure facilitates the orderly and efficient flow of information to the Directors from the Adviser and other service providers with respect to services provided to the Funds, potential conflicts of interest that could arise from these relationships and other risks that the Funds may face. The Board further believes that its structure allows all of the Directors to participate in the full range of the Board’s oversight responsibilities. The Board believes that the orderly and efficient flow of information and the ability to bring each Director’s talents to bear in overseeing the Funds’ operations is important, in light of the size and complexity of the Funds and the risks that the Funds face. The Board and its committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Funds, and the environment in which the Funds operate, change.

Currently, the Board has an Audit Committee, Compliance Committee and a Nominating Committee. The responsibilities of each committee and its members are described below.

The Audit Committee is comprised of Messrs. Desmond, Thune and Feinblatt. Mr. Desmond serves as the Audit Committee Chair. The Audit Committee makes recommendations to the Board with respect to the engagement of independent auditors, approves all auditing and other services provided to the company and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Funds’ financial operations. During the fiscal year ended December 31, 2024, there were four Audit Committee meetings.

The Compliance Committee consists of Messrs. Desmond, Thune and Feinblatt and Joseph Pickard, as the Company’s Chief Compliance Officer. Mr. Desmond serves as the Compliance Committee Chair. The Compliance Committee has the responsibility of, among other things, monitoring the Company’s compliance with applicable law. During the fiscal year ended December 31, 2024, there were four Compliance Committee meetings.

The Nominating Committee consists of Messrs. Desmond, Thune and Feinblatt. Mr. Desmond serves as the Nominating Committee Chair. The Nominating Committee evaluates the size and composition of the Board, identifies and screens independent director candidates for appointment to the Board and submits final recommendations to the full Board for approval, reviews independent director compensation and expense reimbursement policies, and reviews memoranda prepared by independent legal counsel relating to positions, transactions and relationships that could reasonably bear on the independence of directors. The Nominating Committee met one time during the fiscal year ended December 31, 2024.

Consequently, while the Nominating Committee will consider candidates timely recommended by shareholders to serve as a director, the Nominating Committee may only act upon such recommendations if there is a vacancy on the Board or the Nominating Committee determines that the selection of a new or additional Independent Director is in the best interests of the Company. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Nominating Committee will, in addition to any timely submitted shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Nominating Committee or other Independent Directors. For shareholder recommendations to be considered, a shareholder must provide contact information for the candidate, including all the information about a candidate that would be required to be included in a proxy statement seeking approval of that candidate, and a notarized letter executed by that candidate which states his or her willingness to serve on the Board if elected.

The Board has designated the Adviser as the Valuation Designee to perform the fair value determinations, who will carry out these functions for some or all of each Fund’s investments. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Funds’ fair value determinations. The Valuation Designee is responsible for performing fair value determinations relating to fund investments and certain other risk assessments, testing, evaluations, and reporting. Fair value determinations are required for securities: (i) for which market quotations are not readily available (or for which market quotations are deemed unreliable); or (ii) for which, in the judgment of the Valuation Designee, the value does not represent a fair value of the security. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, accountants, or counsel; it also may consult the Fair Value Committee (described below). The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

4

To carry out the responsibility to determine the fair value of any securities or other assets for which market quotations are not readily available at a valuation time, the Board has approved the Valuation Designee’s use of a fair valuation pricing committee (the “Fair Value Committee”), to assist in making fair value determinations. The Fair Value Committee consists of the following standing members: (a) the Funds’ Treasurer or designee, (b) a representative of Ultimus, typically from the Accountant, and (c) on an ad hoc basis at a particular valuation time for which a fair value or fair valuation method is being determined for a Fund, a representative of the investment Adviser, who may be the Valuation Designee. The Fair Value Committee, at its discretion, may also include the Funds’ Chief Compliance Officer as a non-voting member.

The table reflecting the aggregate dollar range of equity securities beneficially held by each Director in the section titled “Security and Other Interests” on page 17 of the SAI is updated to reflect the information below.

Security and Other Interests

The following table sets forth the aggregate dollar range of equity securities beneficially owned by each Director in the Funds as of December 31, 2024.

Name of Director	David Lerner	Daniel Lerner	John Desmond	Phillip Thune	David Feinblatt
Energy Fund	Over $100,000	Over $100,000	None	None	$10,001 - $50,000

All Registered Investment Companies Overseen by Director within the Spirit of America Investment Funds	Over $100,000	Over $100,000	None	None	Over $100,000

With respect to the Directors who are not “interested persons” of the Company as defined in the 1940 Act, as of December 31, 2024, neither they nor any of their immediate family members owned, beneficially or of record, any securities in the Adviser or Distributor of the Company, or any securities in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or Distributor of the Company.

The following sentence is added to the second paragraph in the section titled “Compensation” on page 18 of the SAI:

As Messrs. Phillip Thune and David Feinblatt were each elected as a Director of the Company effective in 2025, neither received any compensation from the Company for the fiscal year ended December 31, 2024.

* * *

5

Further Information

For further information, please contact the Spirit of America Investment Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Spirit of America Investment Funds’ Summary Prospectus(es), Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246, by calling the Funds at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Funds’ website at www.SOAFunds.com.

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